Exhibit 99.1

Hyundai Auto Receivables Trust 2024-A
Monthly Servicing Report

Collection Period					February 6, 2024 - March 31, 2024
Distribution Date						04/15/24
Transaction Month						1
30/360 Days						25
Actual/360 Days						26

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 5, 2024
Closing Date:		March 20, 2024

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,812,800,084.97	68,239	5.70%	57.87
Original Adj. Pool Balance:		$1,689,250,757.93

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$303,000,000.00	16.714%	5.53400%		March 17, 2025
Class A-2-A Notes	Fixed	$307,420,000.00	16.958%	5.29000%		April 15, 2027
Class A-2-B Notes	Floating	$307,420,000.00	16.958%	SOFR + 0.42%		April 15, 2027
Class A-3 Notes	Fixed	$575,160,000.00	31.728%	4.99000%		February 15, 2029
Class A-4 Notes	Fixed	$72,930,000.00	4.023%	4.92000%		January 15, 2031
Class B Notes	Fixed	$30,400,000.00	1.677%	5.14000%		January 15, 2031
Class C Notes	Fixed	$50,680,000.00	2.796%	5.27000%		July 15, 2031
Total Securities		$1,647,010,000.00	90.854%

Overcollateralization		$42,240,757.93	2.330%
YSOA		$123,549,327.04	6.815%
Total Original Pool Balance		$1,812,800,084.97	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$303,000,000.00	1.0000000	$217,082,574.56	0.7164441	$85,917,425.44
Class A-2-A Notes		$307,420,000.00	1.0000000	$307,420,000.00	1.0000000	$-
Class A-2-B Notes		$307,420,000.00	1.0000000	$307,420,000.00	1.0000000	$-
Class A-3 Notes		$575,160,000.00	1.0000000	$575,160,000.00	1.0000000	$-
Class A-4 Notes		$72,930,000.00	1.0000000	$72,930,000.00	1.0000000	$-
Class B Notes		$30,400,000.00	1.0000000	$30,400,000.00	1.0000000	$-
Class C Notes		$50,680,000.00	1.0000000	$50,680,000.00	1.0000000	$-
Total Securities		$1,647,010,000.00	1.0000000	$1,561,092,574.56	0.9478343	$85,917,425.44

Weighted Avg. Coupon (WAC)		5.70%		5.71%
Weighted Avg. Remaining Maturity (WARM)		57.87		56.09
Pool Receivables Balance		$1,812,800,084.97		$1,727,624,162.65
Remaining Number of Receivables		68,239		67,101

Adjusted Pool Balance		$1,689,250,757.93		$1,611,770,097.30

III. COLLECTIONS

Principal:
Principal Collections						$85,141,205.21
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$1,084.14
Total Principal Collections						$85,142,289.35

Interest:
Interest Collections						$15,164,942.78
Late Fees & Other Charges						$44,057.14
Interest on Repurchase Principal						$-
Total Interest Collections						$15,208,999.92

Collection Account Interest						$148,100.27
Reserve Account Interest						$7,204.30
Servicer Advances						$-

Total Collections						$100,506,593.84

2024A Report	1 of 4

Hyundai Auto Receivables Trust 2024-A
Monthly Servicing Report

Collection Period	February 6, 2024 - March 31, 2024
Distribution Date	04/15/24
Transaction Month	1
30/360 Days	25
Actual/360 Days	26

IV. DISTRIBUTIONS

Total Collections					$100,506,593.84
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$100,506,593.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$2,769,555.69	$-	$2,769,555.69	2,769,555.69
Collection & Reserve Account Interest					$155,304.57
Late Fees & Other Charges					$44,057.14
Total due to Servicer					$2,968,917.40

2. Class A Noteholders Interest:
Class A-1 Notes		$1,211,023.67		$1,211,023.67
Class A-2-A Notes		$1,129,341.53		$1,129,341.53
Class A-2-B Notes		$1,274,273.49		$1,274,273.49
Class A-3 Notes		$1,993,089.17		$1,993,089.17
Class A-4 Notes		$249,177.50		$249,177.50

Total Class A interest:		$5,856,905.36		$5,856,905.36	5,856,905.36

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$108,511.11		$108,511.11	108,511.11

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$185,474.72		$185,474.72	185,474.72

Available Funds Remaining:					$91,386,785.25

7. Regular Principal Distribution Amount:					85,917,425.44

		Distributable Amount		Paid Amount
Class A-1 Notes				$85,917,425.44
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$85,917,425.44		$85,917,425.44
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$85,917,425.44		$85,917,425.44

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					5,469,359.81

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$123,549,327.04
Beginning Period Amount					$123,549,327.04
Current Period Amortization					$7,695,261.69
Ending Period Required Amount					$115,854,065.35
Ending Period Amount					$115,854,065.35
Next Distribution Date Required Amount					$111,785,454.76

2024A Report	2 of 4

Hyundai Auto Receivables Trust 2024-A
Monthly Servicing Report

Collection Period	February 6, 2024 - March 31, 2024
Distribution Date	04/15/24
Transaction Month	1
30/360 Days	25
Actual/360 Days	26

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$4,223,126.89
Beginning Period Amount					$4,223,126.89
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$4,223,126.89
Ending Period Amount					$4,223,126.89

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.00%
Overcollateralization Floor	3.00%
			Beginning	Ending	Target
Overcollateralization Amount			$42,240,757.93	$50,677,522.74	$50,677,522.74
Overcollateralization as a % of Original Adjusted Pool			2.50%	3.00%	3.00%
Overcollateralization as a % of Current Adjusted Pool			2.50%	3.14%	3.14%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		99.42%	66,714	99.35%	$1,716,389,260.17
30 - 60 Days		0.49%	330	0.56%	$9,640,061.95
61 - 90 Days		0.08%	57	0.09%	$1,594,840.53
91-120 Days		0.00%	0	0.00%	$-
121 + Days		0.00%	0	0.00%	$-
Total			67,101		$1,727,624,162.65

Delinquent Receivables 30+ Days Past Due
Current Period		0.58%	387	0.65%	$11,234,902.48
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average		0.58%		0.65%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.09%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			12		$385,673.94
Repossession Inventory			11		$357,147.58

Current Charge-Offs
Gross Principal of Charge-Offs					$34,717.11
Recoveries					$(1,084.14)
Net Loss					$33,632.97

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.02%

Average Pool Balance for Current Period					$1,770,212,123.81

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.02%
1st Preceding Collection Period
2nd Preceding Collection Period
3rd Preceding Collection Period
Four-Month Average					0.02%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			-	2	$34,717.11
Recoveries			-	1	$(1,084.14)
Net Loss					$33,632.97
Cumulative Net Loss as a % of Initial Pool Balance					0.00%

Net Loss for Receivables that have experienced a Net Loss *			-	2	$33,632.97
Average Net Loss for Receivables that have experienced a Net Loss					$16,816.49

Principal Balance of Extensions					$10,752,317.26
Number of Extensions					344

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2024A Report	3 of 4

Hyundai Auto Receivables Trust 2024-A
Monthly Servicing Report

Collection Period	February 6, 2024 - March 31, 2024
Distribution Date	04/15/24
Transaction Month	1
30/360 Days	25
Actual/360 Days	26

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.
There were no material changes in the retained interest in the transaction.
Fair Value of Notes and Certificate on the Closing Date:
(i) Class A-1 Notes:
(a) Fair Value of Class A-1 Notes in Dollars:	303,000,000
(b) Fair Value of Class A-1 Notes as a percentage of Total	17.19%
(ii) Class A-2-A Notes:
(a) Fair Value of Class A-2-A Notes in Dollars:	307,420,000
(b) Fair Value of Class A-2-A Notes as a percentage of Total	17.44%
(ii) Class A-2-B Notes:
(a) Fair Value of Class A-2-B Notes in Dollars:	307,420,000
(b) Fair Value of Class A-2-B Notes as a percentage of Total	17.44%
(iii) Class A-3 Notes:
(a) Fair Value of Class A-3 Notes in Dollars:	575,160,000
(b) Fair Value of Class A-3 Notes as a percentage of Total	32.63%
(iv) Class A-4 Notes:
(a) Fair Value of Class A-4 Notes in Dollars:	72,930,000
(b) Fair Value of Class A-4 Notes as a percentage of Total	4.14%
(v) Class B Notes:
(a) Fair Value of Class B Notes in Dollars:	30,400,000
(b) Fair Value of Class B Notes as a percentage of Total	1.72%
(vi) Class C Notes:
(a) Fair Value of Class C Notes in Dollars:	50,680,000
(b) Fair Value of Class C Notes as a percentage of Total	2.87%
(vii) Certificate:
(a) Fair Value of Certificate in Dollars:	115,821,000
(b) Fair Value of Certificate as a percentage of Total	6.57%
Reserve Account
(i) Amount on deposit on the Closing Date in Dollars:	4,223,127
(ii) Amount on deposit on the Closing Date as a percentage of Total:	0.24%

Total Fair Value of Notes and Certificate in Dollars:	1,762,831,000

Total Fair Value of Notes and Certificate as a percentage of Total:	100.00%

Sum of the Fair Value of the Certificate and the Amount on Deposit in the Reserve Account
(i) In Dollars:	120,044,328
(ii) As a percentage of Total:	6.81%

The sum of the amount on deposit in the reserve account on the Closing Date and the fair value of the Certificates is sufficient to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R. Part 246 (“Regulation RR”), which is greater than or equal to 5.00% of the fair value of the Notes and the Certificates, or $88,141,550 required to comply with Regulation RR. There were no material changes in the retained interest in the transaction.

X.  SOFR INFORMATION

There were no SOFR Adjustment Conforming Changes during the reporting period.

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